Foreclosed Assets (Foreclosed Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate	$ 1,636	$ 1,525	$ 3,509
Valuation allowance		(1,139)	(1,139)
Foreclosed assets, net	1,636	1,525	2,370
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate	$ 1,636	$ 1,525	$ 3,509